Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 14, 2017
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST III
Central Index Key	dei_EntityCentralIndexKey	0001537140
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Mar. 14, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 14, 2017
Prospectus Date	rr_ProspectusDate	Mar. 14, 2017
Leland International Advantage Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - LELAND INTERNATIONAL ADVANTAGE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return from capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 43 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ending September 30, 2016, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds, and are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Using a two-part investment strategy, the Fund’s investment adviser, Good Harbor Financial, LLC (the “Adviser”), seeks to achieve the Fund’s investment objective by combining (1) a portfolio of securities and derivatives that together are expected to have returns representative of international equity markets with (2) an active currency overlay. “Advantage” in the Fund’s name refers to the Adviser’s belief that the two-part strategy will generate returns in excess of international equity markets generally. The Adviser delegates execution of the currency overlay to FDO Partners, LLC (the “Sub-Adviser”). Under normal circumstances, the Fund will invest in at least three different countries and will invest at least 40% of its total assets in securities of non-U.S. issuers organized or having their principal place of business outside the U.S. or doing a substantial amount (more than 50%) of business outside the U.S. Investments in exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”) based on non-U.S. market indices are considered investments outside the U.S. for purposes of the 40% requirement noted above. The Fund invests without restriction as to issuer capitalization. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

International Developed and Emerging Equity Markets Strategy

The Adviser will generally seek exposure to international developed and emerging equity markets through a variety of investments that provide exposure to international equity market indices, including ETFs, ETNs, equity securities such as common stock, including baskets intended to replicate an index, and derivatives that have similar economic characteristics to international developed or emerging market equities. The Fund’s derivative investments may include swaps (including total return swaps), structured notes, futures and options designed to provide exposure to a particular equity index or replicate the returns of one or more such indices. The Fund maintains liquid assets sufficient to meet its derivative-related obligations. Derivatives investments, if employed, may be used to leverage the portfolio. The Fund may vary allocations between developed and emerging markets.

As of the date of this prospectus, the Adviser believes that “developed” countries include, but may not be limited to, the following: Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. Additionally, the Fund generally defines developed countries as those with above average per-capita income or included in the World Bank’s definition of high income countries. As of the date of this prospectus, the Adviser believes that “emerging” countries include, but may not be limited to, the following: Brazil, Chile, Greece, Colombia, Mexico, Peru, Czech Republic, Egypt, Hungary, Morocco, Poland, Russia, South Africa, Turkey, China, India, Indonesia, South Korea, Malaysia, Philippines, Taiwan, and Thailand.

The Fund may hedge its foreign currency exposure. At any given time, the Fund’s foreign currency exposure may be hedged, unhedged or partially hedged.

Currency Overlay Strategy

Under normal market conditions, the Sub-Adviser invests primarily in developed and emerging market foreign currency forward contracts, including cash-settled forwards, and U.S. dollar denominated short-duration fixed income securities (or securities of entities that invest primarily in such debt obligations, including money market funds and short duration fixed income ETFs). Duration is a measure, similar to maturity, that is used to determine the price sensitivity of a fixed income security to changes in interest rates. For example, if a fixed income security has a duration of three years and interest rates rise by one percent, the security’s price will decline by three percent. Typically, short-duration (three years or less) fixed income investments are designated as collateral by the Fund, as necessary, to cover on a net basis obligations with respect to, or that may result from, the Fund’s investments in foreign currency forward contracts. The Fund’s investment in short duration fixed income investments consists primarily of (i) shares of money market funds, (ii) U.S. dollar denominated non-government corporate and structured debt securities rated investment grade, or, if unrated, determined to be of comparable quality, and (iii) U.S. government securities. In pursuit of the Fund’s investment objective, the Fund’s portfolio managers seek to generate positive total returns from the gains resulting from fluctuations in the values of various foreign currencies relative to each other or the U.S. dollar.

The Fund gains economic exposure to foreign currencies through its investment in foreign currency forward contracts comparable to the exposure that it would have had if it had bought or sold the foreign currencies directly. The Fund expects to utilize leverage, created through investments in forwards, as part of its investment strategies. Leverage has the effect of increasing the Fund’s volatility as well as the potential for gains and losses.

The Fund’s Sub-Adviser employs a disciplined quantitative investment strategy through a proprietary modeling process that is designed to take advantage of investment opportunities in developed and emerging markets and their currencies. Using proprietary data and a systematic, objective modeling process, the Fund seeks to identify and exploit what it believes to be mispricing in these markets, all of which are expected to be liquid. The Fund executes its strategy primarily through foreign-exchange forward contracts and through instruments and securities, which provide economic exposure to developed market currencies. The Fund will invest both long and short across this universe.

In constructing the currency overlay, the Sub-Adviser portfolio managers take a two-step approach:

Forecasting. The first step uses econometric modeling to develop preliminary forecasts of risk and return. This process uses a variety of behavioral metrics in its effort to extract return from the movement of developed and emerging market currencies. The model analyzes these various factors, and each contributes to the forecasted excess return for the currency in question, a number which can be positive or negative.

Optimization. In the second step, the Sub-Adviser portfolio managers implement an optimization process to improve the forecasts of both risk and return that come out of the forecasting process outlined above. This part of the investment process helps determine entry and exit points for each currency trade.

The Fund will generally enter into cash-settled currency forward contracts in each of the currencies available, either long or short, based on the modeled excess return. The Fund will invest in long forward contracts for currencies that are expected to appreciate relative to the U.S. dollar, and short forward contracts for currencies that are expected to depreciate against the U.S. dollar. The portfolio managers will run the quantitative modeling process and rebalance the portfolio, as needed. A cash-settled foreign currency forward contract is similar to a regular foreign currency forward contract, except that at maturity the cash-settled contract does not require physical delivery of currencies. A foreign exchange forward contract is an obligation to purchase or sell a specific currency on a future date (settlement date) for a fixed price set on the date of the contract (trade date). According to the terms of a cash-settled foreign currency forward contract, on the settlement date, the party that is long the now-depreciated currency pays the other party the amount of the depreciation times the notional amount of the contract. This represents the difference between the contracted forward price and the spot market rate at settlement date. By utilizing cash-settled foreign currency forward contracts, the Fund will not take physical delivery of a currency as part of a forward contract. All forward contracts are subject to counterparty default risk.

The Fund is a “commodity pool” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund under CFTC and Securities and Exchange Commission (“SEC”) harmonized regulations.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The Fund may invest in ETFs and mutual funds, which could result in the duplication of certain fees, including the management and administration fees. The Fund is exposed to the same principal risks as the ETFs and mutual funds.

• Credit Risk: Issuers and counterparties may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes, including U.S. and foreign governments.

• Currency Risk: Investments in foreign currencies are subject to political and economic risks, civil conflicts and war and greater volatility. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in dollar denominated securities of U.S. issuers.

• Derivatives Risk: Loss may result from the Fund's investments in swaps, structured notes, options and futures. These instruments may be illiquid, difficult to value and leveraged so that small changes may produce disproportionate losses to the Fund. Over the counter derivatives, such as swaps, are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Options may expire worthless.

Losses from investments in derivatives can result from a lack of correlation between the value of those derivatives and the value of the underlying asset or index. In addition, there is a risk that the performance of the derivatives or other instruments used by the Adviser or Sub-Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class. Derivatives are also subject to risks arising from margin requirements. There is also risk of loss if the Adviser or Sub-Adviser is incorrect in its expectation of the timing or level of fluctuations in prices.

Foreign currency forward contracts are a type of derivative contract whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies and may fall in value due to foreign market downswings or foreign currency value fluctuations. Foreign currency forward contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty and subject to counterparty risk.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Equity Securities Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. This may occur because of factors affecting securities markets generally, or the equity securities of a particular company, capitalization, region, or sector.

• ETF and Mutual Fund Risk: ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs or mutual funds and also may be higher than other mutual funds that invest directly in securities. ETFs and mutual funds are subject to specific risks, depending on the nature of the fund.

• Exchange-Traded Notes Risk: Similar to ETFs and mutual funds, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

• Fixed Income Risk: The Fund may invest in fixed income securities, directly or through ETFs. The credit quality rating of securities may be lowered if an issuer's financial condition deteriorates and issuers may default on their interest and or principal payments. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Investment Risk: Foreign investing may involve risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Leverage Risk: Derivatives have inherent leverage that will magnify losses and cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. The loss on leveraged transactions may substantially exceed the initial investment.

• Management Risk: Both Adviser's and Sub-Adviser's reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity, fixed income and currency market risks may affect the value of the Fund. Factors such as international and domestic economic growth and market conditions, interest rate levels, and political events may affect the investment markets.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Small and Medium Capitalization Stock Risk: The Fund may invest directly or through ETFs in companies of any size capitalization. The price of small (i.e., below $3 billion) or medium (i.e., below $6 billion) capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

• Structured Note Risk: Structured notes may involve tracking risk, issuer default risk and may involve leverage risk.

• U.S. Government Securities Risk: Although U.S. Government securities are considered among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares would have similar returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information will be available at no cost by visiting www.lelandfunds.com or by calling 1-855-535-2631 (1-855-Leland1).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-535-2631 (1-855-Leland1)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lelandfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	9/30/2016	5.43%
Worst Quarter:	12/31/2016	(2.77)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.77%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

Leland International Advantage Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LDAAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.69%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.51%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	719
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,060
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,440
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(7.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 25, 2015
Leland International Advantage Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LDACX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 229
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	742
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,283
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,759
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(3.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 25, 2015
Leland International Advantage Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LDAIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	768
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,705
Annual Return 2016	rr_AnnualReturn2016	(2.29%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(2.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 25, 2015
Leland Currency Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - LELAND CURRENCY STRATEGY FUND
Supplement [Text Block]	nlft_SupplementTextBlock

Leland Currency Strategy Fund

Class	A	GHCAX
Class	C	GHCCX
Class	I	GHCIX

(a series of Northern Lights Fund Trust III)

Supplement dated March 14, 2017 to the Prospectus dated February 1, 2017

Effective March 31, 2017, the adviser has contractually agreed to reduce its management fee from 1.25% to 1.00%. Certain information in the Prospectus has been replaced as described below.

The fee table in the section entitled “Fees and Expenses of the Fund” on page 7 of the Prospectus has been replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	None	None(1)	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.64%	0.64%	0.64%
Acquired Fund Fees and Expenses (2)	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses(3)	2.03%	2.78%	1.78%
Fee Waiver (4)	(0.14)%	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver	1.89%	2.64%	1.64%

(1)	Class C shares purchased prior to February 1, 2017 that are redeemed during the first 12 months, may be subject to a contingent deferred sales charge in the amount of the commissions paid on the shares redeemed.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.
(3)	Restated to reflect current contractual management fees.
(4)	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2018, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.75%, 2.50%, and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three fiscal years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Fund’s adviser.

The expense table in the section entitled “Example” on page 7 of the Prospectus has been replaced with the following:

Example:This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Year	10 Years
A	$756	$1,161	$1,591	$2,783
C	$267	$848	$1,455	$3,095
I	$166	$545	$949	$2,079

Effective April 1, 2017, FDO Partners, LLC (“FDO”), a sub-adviser to the Leland Currency Strategy Fund (the “Fund”), is no longer managing any portion of the assets of the Fund, and the Fund’s investment adviser, Good Harbor Financial, LLC, does not expect to allocate any of the Fund’s assets to FDO to manage in the future. References in the Fund’s Prospectus to FDO and FDO’s portfolio managers should be disregarded.

You should read this Supplement in conjunction with the Prospectus dated February 1, 2017. This document provides information that you should know about the Fund before investing and has been filed with the Securities and Exchange Commission. This document is available upon request and without charge by calling the Fund toll-free at 1-855-233-8300.

Please retain this Supplement for future reference.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return from capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 43 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ending September 30, 2016, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests primarily in foreign currency forward contracts, including cash-settled forwards, and U.S. dollar denominated short-duration fixed income securities (or securities of entities that invest primarily in such debt obligations, including money market funds and exchange traded funds (“ETFs”)). ETFs will be used to invest in the same type of short duration fixed income securities that the Fund would invest in directly. Duration is a measure, similar to maturity, that is used to determine the price sensitivity of a fixed income security to changes in interest rates. For example, if a fixed income security has a duration of three years and interest rates rise by one percent, the security’s price will decline by three percent. The Fund’s short-duration (three years or less) fixed income investments are designated as collateral by the Fund, as necessary, to cover on a net basis obligations with respect to, or that may result from, the Fund’s investments in foreign currency forward contracts. The Fund’s investment in short duration fixed income investments consists primarily of (i) shares of money market funds, (ii) U.S. dollar denominated non-government corporate and structured debt securities rated investment grade, or, if unrated, determined to be of comparable quality, and (iii) U.S. government securities. In pursuit of the Fund’s investment objective, the Fund’s portfolio managers seek to generate positive total returns from the gains resulting from fluctuations in the values of various foreign currencies relative to each other or the U.S. dollar and the income produced by debt obligations.

The Fund gains economic exposure to foreign currencies through its investment in foreign currency forward contracts comparable to the exposure that it would have had if it had bought or sold the foreign currencies directly. The Fund expects to utilize leverage, created through investments in forwards, as part of its investment strategies. Leverage has the effect of increasing the Fund’s volatility as well as the potential for gains and losses.

The Fund employs a disciplined quantitative investment strategy through a proprietary modeling process that is designed to take advantage of investment opportunities in developed markets and their currencies. Using proprietary data and a systematic, objective modeling process, the Fund seeks to identify and exploit what it believes to be mispricing in these markets, all of which are highly liquid. The Fund executes its strategy primarily through foreign-exchange forward contracts and through instruments and securities which provide economic exposure to developed market currencies. The Fund will invest both long and short across this universe.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

In constructing the portfolio, the portfolio managers take a two-step approach:

Forecasting. The first step uses econometric modeling to develop preliminary forecasts of risk and return. This process uses a variety of behavioral metrics in its effort to extract return from the movement of developed market currencies. The model analyzes these various factors, and each contributes to the forecasted excess return for the currency in question, a number which can be positive or negative. As of the date of this prospectus, the Adviser believes that developed countries include, but may not be limited to, the following: Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. Additionally, the Fund generally defines developed countries as those with above average per-capita income or included in the World Bank’s definition of high income countries.

Optimization. In the second step, the portfolio managers implement an optimization process to improve the forecasts of both risk and return that come out of the forecasting process outlined above. This part of the investment process helps determine optimal entry and exit points for each currency trade.

The Fund will generally enter into cash-settled currency forward contracts in each of the currencies available, either long or short, based on the modeled excess return. The Fund will invest in long forward contracts for currencies that are expected to appreciate relative to the U.S. dollar, and short forward contracts for currencies that are expected to depreciate against the U.S. dollar. The portfolio managers will run the quantitative modeling process and rebalance the portfolio, as needed. A cash-settled foreign currency forward contract is similar to a regular foreign currency forward contract, except that at maturity the cash-settled contract does not require physical delivery of currencies. A foreign exchange forward contract is an obligation to purchase or sell a specific currency on a future date (settlement date) for a fixed price set on the date of the contract (trade date). According to the terms of a cash-settled foreign currency forward contract, on the settlement date, the party that is long the now-depreciated currency pays the other party the amount of the depreciation times the notional amount of the contract. This represents the difference between the contracted forward price and the spot market rate at settlement date. By utilizing cash-settled foreign currency forward contracts, the Fund will not take physical delivery of a currency as part of a forward contract. All forward contracts are subject to counterparty default risk.

The Fund is a “commodity pool” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund under CFTC and Securities and Exchange Commission (“SEC”) harmonized regulations.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The Fund may invest in ETFs or mutual funds (“Underlying Funds”) which could result in the duplication of certain fees, including the management and administration fees. The Fund is exposed to the same principal risks as the Underlying Funds.

• Correlation Risk: Prices of currencies and fixed-income securities often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other. In down markets the prices of these currencies, securities and asset classes can also fall in tandem. Because the Fund allocates its investments between currencies and fixed income securities, the Fund is subject to correlation risk.

• Credit Risk: Issuers may not make interest or principal payments on securities, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes, including the U.S. government.

• Currency Risk: Investments in foreign currencies are subject to political and economic risks, civil conflicts and war and greater volatility. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in dollar denominated securities of U.S. issuers.

• Derivatives Risk: Foreign currency forward contracts are a type of derivative contract whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies and may fall in value due to foreign market downswings or foreign currency value fluctuations. Foreign currency forward contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty and subject to counterparty risk.

• ETF and Mutual Fund Risk: ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying ETFs or mutual funds and also may be higher than other mutual funds that invest directly in securities. ETFs and mutual funds are subject to specific risks, depending on the nature of the fund.

• Fixed Income Risk: The Fund may invest in fixed income securities, directly or through Underlying Funds. The credit quality rating of securities may be lowered if an issuer's financial condition deteriorates and issuers may default on their interest and or principal payments. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Geographic Concentration Risk: The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than a more geographically diversified fund.

• Leverage Risk: The Fund's use of foreign currency forward contracts may amplify losses and cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. The loss on leveraged transactions may substantially exceed the initial investment.

• Management Risk: Both Adviser's and Sub-Adviser's reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund's investments and quantitative modeling techniques may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall currency and fixed income securities market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the currency and securities markets.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• U.S. Government Securities Risk: Although U.S. Government securities are considered among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table show the variability of the Fund’s returns, over time which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares would have similar returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information will be available at no cost by visiting www.lelandfunds.com or by calling 1-855-535-2631 (1-855-Leland1).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table show the variability of the Fund’s returns, over time which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-535-2631 (1-855-Leland1)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lelandfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	6/30/2015	4.92%
Worst Quarter:	12/31/2016	(3.53)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.53%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

Leland Currency Strategy Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GHCAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.03%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.89%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	756
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,161
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,591
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,783
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(13.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2014
Leland Currency Strategy Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GHCCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.78%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 267
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	848
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,095
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(9.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2014
Leland Currency Strategy Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GHCIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.78%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	545
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	949
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,079
Annual Return 2015	rr_AnnualReturn2015	10.44%
Annual Return 2016	rr_AnnualReturn2016	(8.42%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(8.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2014
Leland Thomson Reuters Private Equity Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. private equity-backed companies. The Fund’s current benchmark is the Thomson Reuters Private Equity Buyout Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 43 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the fiscal period ending September 30, 2016, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds, and are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price performance of the Thomson Reuters Private Equity Buyout Index (the “Underlying Index”). The Underlying Index seeks to replicate the aggregate gross performance of U.S. private equity-backed companies. However, the Fund does not invest directly in private equity funds or private equity of companies.

In seeking to track the Underlying Index, the Fund invests in a wide range of financial instruments, including liquid, publicly-traded equities which are either components of the theoretical portfolio or determined by the Adviser to have substantially similar risk and return characteristics, in aggregate, as the Underlying Index. The Fund also invests in total return swap agreements designed to provide exposure to the characteristics of private equity-backed companies and will have the effect of adding economic leverage to the portfolio. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities and financial instruments that compose the Underlying Index. This policy is not fundamental and may be changed by the Northern Lights Fund Trust III’s (the “Trust”) Board of Trustees (the “Board”) upon 60 days’ written notice to shareholders.

The Fund’s swap agreements will create economic leverage in the Fund’s portfolio. Leverage may magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with the assets held by the Fund resulting in increased volatility in the value of the Fund’s portfolio. While the use of leverage has the potential to produce greater gains, it also may result in greater losses. The Fund’s investments in swap agreements are subject to limits on leverage imposed by the Investment Company Act of 1940 (the “1940 Act”) and related Securities and Exchange Commission (“SEC”) guidance. To comply with SEC guidance, the Fund generally will be required to segregate or earmark liquid assets or enter into offsetting positions to cover its derivatives positions. The Fund also may invest in other investment companies, including exchange traded funds (“ETFs”), to gain exposure to the returns of the Underlying Index.

To the extent the Underlying Index is concentrated in a particular industry the Fund’s investment exposure will necessarily be concentrated in that industry.

The Fund is a “commodity pool” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund under CFTC and SEC harmonized regulations.

The Fund is classified as “non-diversified” for purposes of 1940 Act, which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance. The Fund may invest in ETFs and other investment companies, which could result in the duplication of certain fees, including the management and administration fees. The Fund is exposed to the same principal risks as the ETFs and other investment companies in which it invests.

• Concentration Risk: To the extent that the Fund's investments are concentrated in or significantly exposed to a particular sector, the Fund will be susceptible to loss due to adverse occurrences affecting that sector. The Fund will be subject to the risk that economic, political or other conditions that have a negative effect on these sectors may adversely affect the Fund to a greater extent than if the Fund's assets were invested in a wider variety of sectors or industries.

• Counterparty Credit Risk: The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

• Derivatives Risk: Loss may result from the Fund's investments in swaps. These instruments may be illiquid, difficult to value and leveraged so that small changes may produce disproportionate losses to the Fund. Over the counter derivatives, such as swaps, are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Losses from investments in derivatives can result from a lack of correlation between the value of those derivatives and the value of the underlying asset or index. In addition, there is a risk that the performance of the swaps used by the Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class. Derivatives are also subject to risks arising from margin requirements. There is also risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in prices.

• Equity Securities Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. This may occur because of factors affecting securities markets generally, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes.

• Investment in Investment Companies Risk: Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs or other investment companies and also may be higher than other mutual funds that invest directly in securities.

• Leverage Risk: The Fund's use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged. Derivatives have inherent leverage that will magnify losses and cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. The loss on leveraged transactions may substantially exceed the initial investment.

• Licensing Risk: The Fund relies on licenses that permit the Fund to use the applicable Index and associated trade names, trademarks, and service market (the "Intellectual Property") in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the licensor and, as a result, the Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the applicable licensor has all rights to license the Intellectual Property for use by the Fund. Accordingly, in the event a license is terminated or a licensor does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Fund and may result in a change in the investment policy or closure of the Fund.

• Liquidity Risk: In certain circumstances, it may be difficult for the Fund to purchase and sell particular derivative investments within a reasonable time at a fair price. Because the Fund intends to invest in swap contracts under certain market conditions, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

• Management Risk: The Adviser's reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and derivatives may prove to be incorrect and may not produce the desired results.

• Market Risk: The values of securities in the Underlying Index could decline generally or could underperform other investments. An investment in the Fund may lose money.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Private Equity Investing Risk: The Fund seeks to generate returns that mimic the returns of U.S. private equity-backed companies as measured by the Underlying Index. Because investing in newly private companies inherently carries a degree of risk, including the risk that a company will fail, the returns of the private equity industry may be subject to greater volatility than the returns of more established publicly traded companies. As a result, the Fund's returns also may experience greater volatility than a direct or indirect investment in more established public companies. The Fund does not invest in private equity funds nor does it invest directly in the companies funded by private equity funds.

• Tracking Error Risk: The Fund's return may not match or achieve a high degree of correlation with the return of the Underlying Index. The Underlying Index's return may not match or achieve a high degree of correlation with the return of U.S. private equity-backed companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares would have similar returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information will be available at no cost by visiting www.lelandfunds.com or by calling 1-855-535-2631 (1-855-Leland1).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-535-2631 (1-855-Leland1)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lelandfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	9/30/2016	4.46%
Worst Quarter:	3/31/2016	(2.42)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.42%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

Leland Thomson Reuters Private Equity Index Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LDPAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.76%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	743
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,119
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,635
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(0.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2015
Leland Thomson Reuters Private Equity Index Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LDPCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 254
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	805
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,382
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,950
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	5.31%
Since Inception	rr_AverageAnnualReturnSinceInception	7.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2015
Leland Thomson Reuters Private Equity Index Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LDPIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	501
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	873
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,917
Annual Return 2016	rr_AnnualReturn2016	6.02%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	6.02%
Since Inception	rr_AverageAnnualReturnSinceInception	7.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2015
Leland Thomson Reuters Venture Capital Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. venture capital-backed companies. The Fund's current benchmark is the Thomson Reuters Venture Capital Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 43 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the fiscal year ending September 30, 2016, the Fund’s portfolio turnover rate was 256% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	256.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds, and are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price performance of the Thomson Reuters Venture Capital Index (the "Underlying Index"). The Underlying Index seeks to replicate the aggregate gross performance of U.S. venture capital-backed companies. However, the Fund does not invest directly in venture capital funds or start-up companies.

In seeking to track the Underlying Index, the Fund invests in a wide range of financial instruments, including liquid, publicly-traded equities which are either components of the theoretical portfolio or determined by the Adviser to have substantially similar risk and return characteristics, in aggregate, as the Underlying Index. The Fund also invests in total return swap agreements designed to provide exposure to the characteristics of venture capital-backed companies and will have the effect of adding economic leverage to the portfolio. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities and financial instruments that compose the Underlying Index. This policy is not fundamental and may be changed by the Northern Lights Fund Trust III's (the "Trust") Board of Trustees (the "Board") upon 60 days' written notice to shareholders.

The Fund's swap agreements will create economic leverage in the Fund's portfolio. Leverage may magnify, sometimes significantly, the Fund's exposure to any increase or decrease in prices associated with the assets held by the Fund resulting in increased volatility in the value of the Fund's portfolio. While the use of leverage has the potential to produce greater gains, it also may result in greater losses. The Fund's investments in swap agreements are subject to limits on leverage imposed by the Investment Company Act of 1940 (the "1940 Act") and related Securities and Exchange Commission ("SEC") guidance. To comply with SEC guidance, the Fund generally will be required to segregate or earmark liquid assets or enter into offsetting positions to cover its derivatives positions. The Fund also may invest in other investment companies, including exchange traded funds ("ETFs"), to gain exposure to the returns of the Underlying Index.

To the extent the Underlying Index is concentrated in a particular industry the Fund's investment exposure will necessarily be concentrated in that industry. Currently, the Underlying Index has significant exposure to the industries within the technology and healthcare sectors.

The Fund is a "commodity pool" under the U.S. Commodity Exchange Act, and the Adviser is a "commodity pool operator" registered with and regulated by the Commodity Futures Trading Commission ("CFTC"). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund under CFTC and SEC harmonized regulations.

The Fund’s investment strategy typically results in a portfolio turnover rate in excess of 100% on an annual basis. The Fund is classified as “non-diversified” for the purposes of 1940 Act, which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance. The Fund may invest in ETFs and other investment companies, which could result in the duplication of certain fees, including the management and administration fees. The Fund is exposed to the same principal risks as the ETFs and other investment companies in which it invests.

• Concentration Risk: To the extent that the Fund's investments are concentrated in or significantly exposed to a particular sector, the Fund will be susceptible to loss due to adverse occurrences affecting that sector. Based on the composition of the Underlying Index as of the date of this Prospectus, it is expected that the Fund's assets will have significant exposure to the technology and healthcare sectors. The Fund will be subject to the risk that economic, political or other conditions that have a negative effect on these sectors may adversely affect the Fund to a greater extent than if the Fund's assets were invested in a wider variety of sectors or industries.

• Counterparty Credit Risk: The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

• Derivatives Risk: Loss may result from the Fund's investments in swaps. These instruments may be illiquid, difficult to value and leveraged so that small changes may produce disproportionate losses to the Fund. Over the counter derivatives, such as swaps, are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Losses from investments in derivatives can result from a lack of correlation between the value of those derivatives and the value of the underlying asset or index. In addition, there is a risk that the performance of the swaps used by the Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class. Derivatives are also subject to risks arising from margin requirements. There is also risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in prices.

• Equity Securities Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. This may occur because of factors affecting securities markets generally, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes.

• Investment in Investment Companies Risk: Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs or other investment companies and also may be higher than other mutual funds that invest directly in securities.

• Leverage Risk: The Fund's use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged. Derivatives have inherent leverage that will magnify losses and cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. The loss on leveraged transactions may substantially exceed the initial investment.

• Licensing Risk: The Fund relies on licenses that permit the Fund to use the applicable Index and associated trade names, trademarks, and service market (the "Intellectual Property") in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the licensor and, as a result, the Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the applicable licensor has all rights to license the Intellectual Property for use by the Fund. Accordingly, in the event a license is terminated or a licensor does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Fund and may result in a change in the investment policy or closure of the Fund.

• Liquidity Risk: In certain circumstances, it may be difficult for the Fund to purchase and sell particular derivative investments within a reasonable time at a fair price. Because the Fund intends to invest in swap contracts under certain market conditions, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

• Management Risk: The Adviser's reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and derivatives may prove to be incorrect and may not produce the desired results.

• Market Risk: The values of securities in the Underlying Index could decline generally or could underperform other investments. An investment in the Fund may lose money.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Tracking Error Risk: The Fund's return may not match or achieve a high degree of correlation with the return of the Underlying Index. The Underlying Index's return may not match or achieve a high degree of correlation with the return of U.S. venture capital-backed companies.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

• Venture Capital Investing Risk: The Fund seeks to generate returns that mimic the aggregate returns of U.S. venture capital-backed companies as measured by the Underlying Index. Venture capital is a type of equity financing that addresses the funding needs of entrepreneurial companies that for reasons of size, assets, and stage of development cannot seek capital from more traditional sources, such as public markets and banks. Because investing in new or very early companies inherently carries a degree of risk, including the risk that a company will fail, the returns of the venture capital backed companies may be subject to greater volatility than the returns of more established publicly traded companies. As a result, the Fund's returns also may experience greater volatility than a direct or indirect investment in more established public companies. The Fund does not invest in venture capital funds nor does it invest directly in the companies funded by venture capital funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, over time which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A shares would have similar returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A shares would be different from Class I shares because Class A shares have different expenses than Class I shares. Because Class C shares have not completed a full calendar year of investment operations, no performance information is presented for the Class C shares at this time. In the future, performance information will be presented in this section of this Prospectus for Class C shares. The Fund acquired all of the assets and liabilities of the MPS Thomson Reuters Venture Capital Fund (the “Predecessor Fund”) in a tax-free reorganization on September 24, 2015. In connection with this acquisition, Class A and Institutional shares of the Predecessor Fund were exchanged for Class A and Class I shares of the Fund, respectively. Updated performance information will be available at no cost by visiting www.lelandfunds.com or by calling 1-855-535-2631 (1-855-Leland1).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, over time which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-535-2631 (1-855-Leland1)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lelandfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	9/30/2016	17.81%
Worst Quarter:	6/30/2016	(9.45)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.45%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

Leland Thomson Reuters Venture Capital Index Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LDVAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.85%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.77%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	744
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,115
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,510
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,612
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(7.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2014
Leland Thomson Reuters Venture Capital Index Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LDVCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 255
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	800
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,372
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,927
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(2.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.63%
Leland Thomson Reuters Venture Capital Index Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LDVIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	497
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	862
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,892
Annual Return 2015	rr_AnnualReturn2015	16.39%
Annual Return 2016	rr_AnnualReturn2016	(1.64%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(1.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2014
Leland Real Asset Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – LELAND REAL ASSET OPPORTUNITIES FUND (formerly known as Good Harbor Tactical Equity Income Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return from capital appreciation with an emphasis on income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 43 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2016, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Using a fundamental and quantitative approach, the Fund's investment adviser, Good Harbor Financial, LLC (the “Adviser”), seeks to achieve the Fund's investment objective by tactically allocating the portfolio during favorable periods to equity investments whose revenues and earnings are derived from tangible assets, often referred to as “real assets”, such as real estate, infrastructure and basic materials that provide a steady dividend payout.

• Real estate companies are generally involved in the purchase, ownership, management, rental and/or sale of real estate.

• Infrastructure companies are generally engaged in providing essential services (such as electric, gas and water utilities), transport (such as toll roads, bridges, tunnels, rail, airports and ports), communications (such as satellite, wireless and other communications networks) and commodity and social infrastructure (education, public housing, prison and athletic facilities).

• Basic materials companies are generally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production and transportation of metals, textiles, and wood products.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in these real asset investments.

The allocation to equities is supplemented by an option strategy designed to produce income, enhance returns or limit equity losses. During less favorable periods or when attractive investment opportunities are scarce, the Adviser will seek to reduce equity exposure and allocate the Fund’s assets to investment grade fixed income securities of any maturity or duration.

The Fund will primarily invest in equity securities. Equity securities may include common and preferred stock, American Depositary Receipts (“ADRs”), Master Limited Partnerships (“MLPs”), real estate investment trusts (“REITs”), exchange traded funds (“ETFs”) or exchange traded notes (“ETNs”). The Fund may invest no more than 25% of its total assets in the securities of MLPs and other entities treated as qualified publicly traded partnerships. Option investments may include writing (selling) covered call options, purchasing calls and puts and making collar or spread trades. Fixed income investments will generally include ETFs that track a treasury bond index and money market funds. The Fund may invest in derivative investments such as swaps, structured notes, futures and options designed to provide exposure to a particular equity investment, option or a treasury bond index or to replicate the returns of such investment.

The Fund seeks to outperform the S&P 500 Total Return® Index over a full market cycle.

Adviser’s Investment Process. The Adviser utilizes a flexible multi-step approach to determine appropriate investments for the Fund. The Fund’s investment strategy typically results in a portfolio turnover rate in excess of 100% on an annual basis.

Real Asset Equities. First, the Adviser identifies a specific security universe, limited to companies whose earnings are based on real assets, and in which there is both moderate growth and an active options market. Next, the Adviser refines this universe by limiting it to companies that possess certain inherent characteristics, which may include those companies paying an attractive yield, those providing a steady dividend payout, those with stable management histories, those with a significant presence in their industry and those with very stable cash flows. The remaining investments are identified through rigorous fundamental research that seeks to discover principally sound companies that are trading at low valuations not due to serious issues, but as a result of risk aversion arising from temporary factors, as in a misunderstanding of company-specific risk, or an industry/sector falling out of favor. Among the equity securities identified, the Adviser may tactically adjust the portfolio among sector and industry exposure.

Options and Fixed Income Investments. Following the security analysis, the Adviser will determine whether to add options to accelerate returns, limit the downside of certain equity investments or generate income. During unfavorable periods or during periods of scarce attractive equity investments, the Adviser may reduce equity exposure and allocate the portfolio to fixed income investments.

Risk Monitoring. The Adviser frequently evaluates portfolio-level risk by applying certain quantitative measures to determine the appropriate allocation among equities, options and fixed income investments. The Adviser will tactically allocate the portfolio based in part on these quantitative measures.

Portfolio Allocation. The Adviser utilizes a fundamental and quantitative approach to tactically allocate the Fund’s portfolio among its investments. At any given time, the Fund’s portfolio will be invested in equities and options, fixed income investments, or among equities, options and fixed income investments. The allocation among these investments will depend upon a number of factors, including the Adviser’s determination of the favorability of investing in tangible asset equities. Within the Fund’s allocations to equities, the Adviser may allocate the portfolio among different tangible asset sectors and industries.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The Fund may invest in ETFs which could result in the duplication of certain fees, including the management and administration fees.

• ADRs Risk: ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities that are not passed through.

• Allocation Risk: The risk that if the Fund’s strategy for allocating assets among different assets classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

• Basic Materials Industry Risk: To the extent that the Fund’s investments are exposed to issuers conducting business in basic materials, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of basic materials companies also may fluctuate widely in response to such events.

• Correlation Risk: Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments between equities, options and fixed income securities, the Fund is subject to correlation risk.

• Energy and Infrastructure Risk: The value of securities issued by energy and infrastructure companies may decline for many reasons, including, among others, changes in energy prices, energy supply and demand, government regulations, energy conservation efforts and potential civil liabilities. These companies are also affected by worldwide energy prices and exploration and production costs. These companies may have significant operations in areas at risk for natural disasters, social and political unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, litigation, and negative publicity and public perception.

• Equity Securities Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of energy companies in particular, or a particular company.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs. ETFs are subject to specific risks, depending on the nature of the fund.

• Exchange-Traded Notes Risk: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

• Fixed Income Risk: The credit quality rating of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Investment Focus Risk: The Fund’s strategy of focusing its investments in tangible asset companies means that the performance of the Fund will be closely tied to the performance of such investments. The Fund’s focus in real estate, infrastructure and basic materials presents more risk than if the Fund were broadly diversified over numerous industries and sectors of the economy. An inherent risk associated with a concentrated investment focus is that the Fund may be adversely affected if a small number of its investments perform poorly.

• Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• MLP Risk: The Fund may invest in MLPs, directly or through ETFs or ETNs. Investing in MLPs entails risk related to fluctuations in energy prices, decreases in supply of or demand for energy commodities, unique tax consequences due to the partnership structure and other various risks.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Options Risk: There are numerous risks associated with transactions in options on securities. A decision as to whether, when and how to write options and purchase options under the Fund’s options strategy involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

• REIT and Real Estate Risk: The Fund may invest in REITs, directly or through ETFs. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.

• Small and Medium Capitalization Stock Risk: The Fund may invest directly or through ETFs in companies of any size capitalization. The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

• U.S. Government Securities Risk: Although U.S. Government securities are considered among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, over time which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares would have similar annual returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be different from Class I shares because Class A and Class C shares have different expenses than Class I shares. The Fund’s investment strategy changed on February 1, 2017. Updated performance information will be available at no cost by visiting www.lelandfunds.com or by calling 1-855-535-2631 (1-855-Leland1).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, over time which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-535-2631 (1-855-Leland1)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lelandfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	6/30/2016	8.54%
Worst Quarter:	9/30/2014	(11.34)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.34%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depends on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depends on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

Leland Real Asset Opportunities Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GHTAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.64%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.43%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	713
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,044
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,398
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,394
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	19.35%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.34%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
Leland Real Asset Opportunities Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GHTCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 221
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	726
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,714
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	25.76%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
Leland Real Asset Opportunities Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GHTIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	420
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	742
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,654
Annual Return 2014	rr_AnnualReturn2014	(6.27%)
Annual Return 2015	rr_AnnualReturn2015	(13.94%)
Annual Return 2016	rr_AnnualReturn2016	26.96%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	26.96%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds, and are based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2018, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 1.40%, 2.15% and 1.15% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three fiscal years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Fund's adviser.
[3]	Class C shares purchased prior to February 1, 2017 that are redeemed during the first 12 months, may be subject to a contingent deferred sales charge in the amount of the commissions paid on the shares redeemed.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.
[5]	Restated to reflect current contractual management fees.
[6]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2018, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.75%, 2.50%, and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three fiscal years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Fund's adviser.
[7]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2018 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 1.40%, 2.15% and 1.15% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three fiscal years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Fund's adviser.